Summary of Significant Accounting Policies (Details) - Schedule of fair value on a recurring basis using significant unobservable inputs	Dec. 31, 2022	Nov. 11, 2022
Schedule Of Fair Value On ARecurring Basis Using Significant Unobservable Inputs Abstract
Expected term (in years)	4 years 10 months 9 days	5 years
Volatility	0.00%	14.94%
Risk-free interest rate	4.03%	4.12%
Dividend yield	0.00%	0.00%